Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other assets
Cash collateral on derivative instruments	SFr 9,674	SFr 9,262	SFr 7,659
Cash collateral on non-derivative transactions	522	412	395
Derivative instruments used for hedging	73	0	212
Assets held-for-sale	7,559	8,679	8,020
of which loans	7,515	8,642	7,924
allowance for loans held-for-sale	(3)	(46)	(44)
of which real estate	44	36	94
of which long-lived assets	0	1	2
Premises, equipment and right-of-use assets	7,448	7,390	7,305
Assets held for separate accounts	96	96	98
Interest and fees receivable	2,959	3,012	2,884
Deferred tax assets	3,867	4,052	3,707
Prepaid expenses	1,259	1,335	509
of which cloud computing arrangement implementation costs	64	56	52
Failed purchases	1,041	1,111	1,307
Defined benefit pension and post-retirement plan assets	4,376	4,306	4,215
Other	5,062	4,732	4,920
of which digital asset safeguarding assets	31
Other assets	43,936	44,387	41,231
Other liabilities
Cash collateral on derivative instruments	5,065	5,016	5,533
Cash collateral on non-derivative transactions	892	536	528
Derivative instruments used for hedging	4	115	10
Operating Lease, Liability	2,536	2,611	2,591
Provisions	2,612	2,187	1,925
of which off-balance sheet risk	248	255	257
Restructuring liabilities	30	25	19	SFr 25	SFr 42	SFr 52
Liabilities held for separate accounts	96	96	98
Interest and fees payable	3,894	3,823	3,969
Current tax liabilities	641	648	685
Deferred tax liabilities	1,043	793	754
Failed sales	1,731	1,532	1,736
Defined benefit pension and post-retirement plan liabilities	349	351	353
Other	4,169	4,245	4,443
of which digital asset safeguarding liabilities	31
Other liabilities	23,062	21,978	22,644
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	246	288	391
Foreclosed or repossessed real estate	27	8	8
Foreclosed or repossessed residential real estate	27	8	8
Other assets, held at amortized cost, Allowance for Credit Loss	31	SFr 30	30
Bank
Other assets
Cash collateral on derivative instruments	9,674		7,659
Cash collateral on non-derivative transactions	522		395
Derivative instruments used for hedging	73		212
Assets held-for-sale	7,559		8,020
of which loans	7,515		7,924
allowance for loans held-for-sale	(3)		(44)
of which real estate	44		94
of which long-lived assets	0		2
Premises, equipment and right-of-use assets	6,302		6,140
Assets held for separate accounts	96		98
Interest and fees receivable	2,985		2,934
Deferred tax assets	3,825		3,666
Prepaid expenses	1,113		394
of which cloud computing arrangement implementation costs	58		46
Failed purchases	1,041		1,307
Defined benefit pension and post-retirement plan assets	924		974
Other	5,111		4,916
of which digital asset safeguarding assets	31
Other assets	39,225		36,715
Other liabilities
Cash collateral on derivative instruments	5,102		5,533
Cash collateral on non-derivative transactions	892		528
Derivative instruments used for hedging	4		10
Operating Lease, Liability	1,833		1,861
Provisions	2,598		1,912
of which off-balance sheet risk	248		257
Restructuring liabilities	29		19	SFr 25		SFr 49
Liabilities held for separate accounts	96		98
Interest and fees payable	3,887		3,930
Current tax liabilities	628		671
Deferred tax liabilities	358		122
Failed sales	1,731		1,736
Defined benefit pension and post-retirement plan liabilities	339		343
Other	4,320		4,546
of which digital asset safeguarding liabilities	31
Other liabilities	21,817		21,309
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	246		391
Foreclosed or repossessed real estate	27		8
Foreclosed or repossessed residential real estate	27		8
Other assets, held at amortized cost, Allowance for Credit Loss	SFr 29		SFr 28